CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES:
Net loss	$ (45,163)	$ 4,188
Adjustments to reconcile net (loss) / gain to net cash used in operating activities:
Depreciation and amortization	1,392	3,830
Provision for doubtful receivables	0	695
Amortization and write-off of deferred financing costs	276	992
Amortization of backlog asset	0	1,195
Amortization of the beneficial conversion feature	6	5,194
Change in fair value of derivative financial instruments	(296)	(264)
Payments for dry-docking / special survey costs	0	(984)
Share-based compensation	19,647	2,008
Loss on equity settlement	8,796	148
Discounts from suppliers	(210)	0
Gain on sale of vessels	0	(28,894)
Loss from investments in Joint Ventures	1,217	1,934
(Increase) decrease in:
Trade receivables	(393)	4,321
Other receivables	907	(3,220)
Inventories	(15)	1,239
Prepaid expenses	(6)	649
Due from/to related parties	154	104
Increase (decrease) in:
Accounts payable, trade	11,125	(1,899)
Accrued liabilities	1,850	4,683
Deferred income	(21)	(2,911)
Net cash used in operating activities	(734)	(6,992)
INVESTING ACTIVITIES:
Vessels under construction	0	(185)
Joint Ventures	(704)	(2,500)
Cash surrendered through subsidiaries' foreclosure	0	(665)
Proceeds from the sale of vessels	0	29,135
Net cash (used in) / provided by investing activities	(704)	25,785
FINANCING ACTIVITIES:
Principal repayments of long-term debt	(930)	(24,771)
Proceeds from long-term debt	0	3,000
Proceeds from notes, net	400	0
Proceeds from warrants issuance	250	0
Restricted cash for debt repayment	1,311	(1,278)
Net cash provided by / (used in) financing activities	1,031	(23,049)
Net decrease in cash and cash equivalents	(407)	(4,256)
Cash and cash equivalents
Beginning of period	1,043	5,119
End of period	636	863
Supplemental Cash Flow information:
Interest paid, net of capitalised interest	1,416	30,642
Issuance of common shares and warrants for acquisition of coal properties	26,122	0
Issuance of common shares to settle liabilities	29,907	0
Progress payment payable for vessels under construction	0	8,873
Sale of vessels applied to related debt	$ 0	$ 64,532